Cash and Cash Equivalents and Other Investments	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Other Investments [Abstract]
Cash and cash equivalents and other investments
6.	Cash and cash equivalents and other investments

Cash and cash equivalents are as follows:

	December 31,
	2024	2023

Cash	$1,374,909	$1,334,415
Cash equivalents (1)	27,783,318	22,249,920
	$29,158,227	$23,584,335

(1)	Cash equivalents are investments with initial original maturities of less than 90 and 120 days and consist primarily of Treasury Bills issued by the United States Treasury Department.